Nature of business and organization (Tables)	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated major subsidiaries

Name	Background	Ownership
Shan You International Group Limited	● A Hong Kong company ● Incorporated on March 22, 2023 ● A holding company	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd.	● A PRC limited liability company ● Incorporated on April 28, 2023 ● Registered capital of RMB1,000,000 (approximately $0.2 million) ● A holding company	100% owned by Shanyou HK
Chengdu Shanyou HVAC Engineering Co., Ltd.	● A PRC limited liability company
● Incorporated on June 3, 2009
● Registered capital of RMB12,000,000 (approximately $1.9 million)
	● Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems	100% owned by WFOE
WF International Nevada LLC	● A US limited liability company ● Incorporated on December 27, 2023 ● A holding company	100% owned by WF